Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Customers
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Company’s customers who accounted for 10% or more of the Company's consolidated voyage revenues during any of the years presented in these consolidated financial statements.

(U.S. Dollars in millions)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Shell Plc. (i) (ii)	$118.9 or 16%	$133.9 or 21%	$136.3 or 23%
INEOS Europe AG (iii)	$114.1 or 16%	Less than 10%	Less than 10%
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$74.2 or 10%	$73.8 or 12%	$69.9 or 12%
Naturgy Energy Group S.A. (i)	Less than 10%	Less than 10%	$64.9 or 11%
(i)LNG segment.
(ii)Includes its subsidiaries Shell International Trading Middle East Ltd. and Shell Tankers (Singapore) Private Ltd.
(iii)NGL segment.
Segment Reporting Information
The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2023
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	563,514	163,277	726,791
Voyage expenses	(6,715)	(14,725)	(21,440)
Vessel operating expenses	(175,382)	(57,278)	(232,660)
Time-charter hire expenses	—	(8,777)	(8,777)
Depreciation and amortization	(110,477)	(35,251)	(145,728)
General and administrative expenses(i)	(24,111)	(6,800)	(30,911)
Gain (write-down) and gain (loss) on sales of vessels (note 19)	35,807	(7,816)	27,991
Income from vessel operations	282,636	32,630	315,266

Equity income (note 7)	120,021	28,985	149,006
Investment in and advances to equity-accounted joint ventures, net	1,151,581	160,158	1,311,739
Expenditures for vessels and equipment, including advances on newbuilding contracts	(102,809)	(87)	(102,896)
Expenditures for dry docking	(26,633)	(1,287)	(27,920)

	Year Ended December 31, 2022
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	575,433	49,047	624,480
Voyage expenses	(11,358)	(23,251)	(34,609)
Vessel operating expenses	(175,306)	(16,843)	(192,149)
Time-charter hire expenses	(9,396)	—	(9,396)
Depreciation and amortization	(121,719)	(6,740)	(128,459)
General and administrative expenses(i)	(24,214)	(1,256)	(25,470)
Write-down and gain on sale of vessels (note 19)	(52,004)	(2,393)	(54,397)
Restructuring charges (note 18b)	(2,551)	(100)	(2,651)
Income (loss) from vessel operations	178,885	(1,536)	177,349

Equity income (note 7)	94,897	23,535	118,432
Investment in and advances to equity-accounted joint ventures, net	1,114,183	130,081	1,244,264
Expenditures for vessels and equipment, including advances on newbuilding contracts	(145,102)	(233)	(145,335)
Expenditures for dry docking	(18,870)	—	(18,870)

	Year Ended December 31, 2021
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	550,496	47,335	597,831
Voyage expenses	(7,183)	(21,007)	(28,190)
Vessel operating expenses	(105,038)	(19,588)	(124,626)
Time-charter hire expenses	(23,487)	—	(23,487)
Depreciation and amortization	(123,786)	(7,024)	(130,810)
General and administrative expenses(i)	(37,668)	(3,372)	(41,040)
Restructuring charges (note 18)	(2,958)	(265)	(3,223)
Income (loss) from vessel operations	250,376	(3,921)	246,455

Equity income (note 7)	100,925	14,474	115,399
Expenditures for vessels and equipment	(44,011)	(1,161)	(45,172)
Expenditures for dry docking	(31,808)	(4,252)	(36,060)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources (Note 12a)).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets presented in the Company's consolidated balance sheets is as follows:

	December 31, 2023 $	December 31, 2022 $
Total assets of the LNG segment	4,601,919	4,579,577
Total assets of the NGL segment	891,273	973,380
Unallocated:
Cash and cash equivalents	168,409	215,738
Consolidated total assets	5,661,601	5,768,695